Cash and Restricted Cash	12 Months Ended
Apr. 30, 2022
Cash and cash equivalents [abstract]
Cash and Restricted Cash
4.	Cash and Restricted Cash

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Cash at bank	4,385	7,214
	4,385	7,214
Restricted cash of $697 (2021: $669) includes $55 (2021: $55) held by the bank as security for a corporate credit card and $642 (US$500,000) (2021: $614 (US$500,000)) held by the bank as security for a foreign exchange facility. The Company has not utilized the foreign exchange facility as at April 30, 2022 and 2021. Subsequent to April 30, 2022, the Company canceled the foreign exchange facility and the restricted cash was released by the bank.